Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Fair Value Assumption Of Common Stock

The following assumptions are utilized to determine the fair value of Class A common stock:

	Merger Transaction	Remaining Private
Time to event (in years)(1)	0.38	1.50
Scenario probability(2)	60%	40%
Discount for lack of marketability(3)	10%	25%
Market value per share(4)	$6.62	$3.04
Grant-date fair value	$5.96	$2.28

(1)	The time to event represents the estimated length of time to a merger or liquidation event.
(2)	Scenario probability was estimated based on the Company’s merger or liquidation event assumptions on the valuation date.
(3)

Discount for lack of marketability related to the merger transaction scenario was utilized to account for industry-standard lock period of founders and existing employees. Benchmark study approach and securities-based approaches are utilized to estimate the discount for lack of marketability for the remaining private scenario.

(4)

The Company has assumed the cash purchase price for Series C preferred stock of $6.62 represents an arm’s length fair market value per share price of equity. The value of the remaining private scenario was determined based on back-solve analysis by reconciling to the Series C preferred stock purchase price.

Schedule of Stock-based Compensation Recorded in Condensed Consolidated Statements of Operation

The following table summarizes stock-based compensation expense that the Company recorded in the Condensed Consolidated Statements of Operations for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
in thousands	2021	2020
Research and development	$3,179	$152
Sales and marketing	13	—
General and administrative	7,141	220

Stock-based compensation expense	$10,333	$372

The following table summarizes stock-based compensation expense that the Company recorded in the Consolidated Statements of Operations for the years ended December 31, 2020 and 2019:

	Years Ended December 31,
in thousands	2020	2019
Research and development	$339	$190
General and administrative	31,863	624

Stock-based compensation expense	$32,202	$814

Schedule of Stock Option Activity

The following is a summary of stock option activity for time-based options for the three months ended March 31, 2021:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2020	12,851,154	$0.32	8.7	$52,056,386
Granted	—	—	—
Exercised	(750,085)	0.28	6.9
Forfeited	(741,690)	0.32	—
Expired		—	—

Outstanding — March 31, 2021	11,359,379	$0.33	8.3	$75,492,454
Unvested — March 31, 2021	7,657,698
Exercisable — March 31, 2021	3,701,681

The following is a summary of stock option activity for time-based options for the years ended December 31, 2020 and 2019:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2018	8,728,814	$0.18	9.3
Granted	5,859,500	0.31	8.4
Exercised	(518,436)	0.06	4.5
Forfeited	(1,811,569)	0.23	—
Expired	(134,790)	0.06	—

Outstanding — December 31, 2019	12,123,519	$0.24	8.6	$792,366

Granted	10,670,275	0.34	7.7
Exercised	(4,389,931)	0.21	7.0
Forfeited	(4,313,139)	0.29	—
Expired	(1,239,570)	0.21	—

Outstanding — December 31, 2020	12,851,154	$0.32	8.7	$52,056,386

Unvested — December 31, 2019	8,730,620	$0.27	9.1	$328,486
Exercisable — December 31, 2019	3,392,899	$0.17	7.2	$463,879
Unvested — December 31, 2020	10,254,894	$0.33	9.1	$42,600,167
Exercisable — December 31, 2020	2,596,260	$0.29	7.0	$9,456,219

Summary of Weighted-average Assumptions

The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted in the consolidated financial statements:

	Years Ended December 31,
	2020	2019
Expected term (in years)(1)	5.78	5.84
Expected volatility(2)	47.43%	34.00%
Risk-free interest rate range(3)	0.29% — 1.19%	1.58% — 2.54%
Dividend yield(4)	—	—
Grant-date fair value	$1.12	$0.11

(1)

The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Expected volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk-free interest was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

Summary of Nonvested Restricted Stock Shares Activity

Activity related to RSAs is as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested, beginning of period — December 31, 2018	21,485,419	$0.03
Granted	—	—
Forfeited or canceled	—	0.03
Vested	18,491,667	0.03
Nonvested, end of period — December 31, 2019	2,993,752	0.03
Granted	—	—
Forfeited or canceled	—	—
Vested	2,993,752	0.03
Nonvested, end of period — December 31, 2020	—	$—